Summary of Significant Accounting Policies (Summary of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (595)	$ (696)
Comprehensive gain	1,357	101
Balance	762	(595)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(584)	(684)
Comprehensive gain	1,346	100
Balance	762	(584)
Unrealized Gains (Losses) on Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(11)	(12)
Comprehensive gain	$ 11	1
Balance		$ (11)